Note 7 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 170,241
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	197 days
Share-based Payment Arrangement, Expense	$ 124,212	$ 90,809